SCHEDULE OF FOREIGN CURRENCY RISK (Details) € in Thousands, $ in Thousands	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	[1]	Jul. 01, 2022 EUR (€)	[1]	Dec. 31, 2021 USD ($)
IfrsStatementLineItems [Line Items]
Assets	$ 10,258	$ 11,288	€ 25
Liabilities	$ (22,259)	(9,132)
Security Matters Limited [Member]
IfrsStatementLineItems [Line Items]
Assets		11,288					$ 10,338
Liabilities		(9,132)					(2,447)
Currency risk [member] | Security Matters Limited [Member]
IfrsStatementLineItems [Line Items]
Assets		1,242					616
Liabilities		(172)
United states dollar [member] | Currency risk [member] | Security Matters Limited [Member]
IfrsStatementLineItems [Line Items]
Assets		1,214					481
Liabilities		(99)
EUR [member] | Currency risk [member] | Security Matters Limited [Member]
IfrsStatementLineItems [Line Items]
Assets		28					135
Liabilities		$ (73)

[1]	Less than 1 thousand.